Long-Term Debt and Trust Preferred Securities	12 Months Ended
Dec. 31, 2017
Long-Term Debt and Trust Preferred Securities [Abstract]
Disclosure of Long-Term Debt and Trust Preferred Securities [text block]

Long-Term Debt and Trust Preferred Securities

Long-Term Debt by Earliest Contractual Maturity

in € m.	Due in 2018	Due in 2019	Due in 2020	Due in 2021	Due in 2022	Due after 2022	Total Dec 31, 2017	Total Dec 31, 2016
Senior debt:
Bonds and notes:
Fixed rate	12,259	10,843	9,691	12,939	10,045	20,509	76,285	84,924
Floating rate	5,321	8,549	4,156	4,282	4,433	6,469	33,210	37,082
Subordinated debt:
Bonds and notes:
Fixed rate	257	28	1,096	0	0	4,112	5,493	4,882
Floating rate	277	20	0	0	0	1,441	1,738	1,906
Other	28,289	1,778	1,836	738	706	9,641	42,988	43,523
Total long-term debt	46,403	21,218	16,779	17,958	15,185	42,172	159,715	172,316

The Group did not have any defaults of principal, interest or other breaches with respect to its liabilities in 2017 and 2016.

Trust Preferred Securities[1]

in € m.	Dec 31, 2017	Dec 31, 2016
Fixed rate	4,462	5,302
Floating rate	1,030	1,071
Total trust preferred securities	5,491	6,373

[1] Perpetual instruments, redeemable at specific future dates at the Group’s option.